Annual Fund Operating Expenses - BlackRock Total Return V.I. Fund	May 01, 2021
Class I Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.41%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	0.70%	[2]
Fee Waiver or Reimbursement	(0.18%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.52%	[1],[3]
Class III Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.41%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	0.93%	[2]
Fee Waiver or Reimbursement	(0.10%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.83%	[1],[3]

[1]
As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested directors of BlackRock Variable Series Funds II, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund.

[2]
Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the most recent annual report for the Fund, which do not include Acquired Fund Fees and Expenses.

[3]
As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.60% (for Class I Shares) and 1.50% (for Class III Shares) of average daily net assets through June 30, 2023. BlackRock has also contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (including Interest Expense, and excluding Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.60% (for Class I Shares) of average daily net assets through June 30, 2023. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0% (for Class I Shares) and 0.06% (for Class III Shares) of average daily net assets through June 30, 2023. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.